Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,581,535.48
Total Fee Amount	3,532.81
Total Offset Amount	0.00
Net Fee	$ 3,532.81
Offering Table N/A
Offset Table N/A	N/A